Financial risk management - Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk management
Financial assets	€ 12,381	€ 13,035
Credit risk
Risk management
Contractual period of financial instruments	3 months	3 months
Financial instruments with call period less than three months	€ 77	€ 472
Call period of financial instruments	3 months	3 months
Restricted investments	€ 126	€ 158
Cash | Credit risk
Risk management
Financial assets	3,245	3,143
Cash | AA+ to AA- | Credit risk
Risk management
Financial assets	663	762
Cash | A+ to A- | Credit risk
Risk management
Financial assets	2,007	1,718
Cash | BBB+ to BBB- | Credit risk
Risk management
Financial assets	445	373
Cash | BB+ to BB- | Credit risk
Risk management
Financial assets	8	6
Cash | B+ to B- | Credit risk
Risk management
Financial assets	22	24
Cash | Non-rated | Credit risk
Risk management
Financial assets	100	260
Trading securities | Credit risk
Risk management
Financial assets	6,007	6,873
Trading securities | Credit risk | Due within 3 months
Risk management
Financial assets	2,683	2,878
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	34	505
Trading securities | Credit risk | Due between 1 and 3 years
Risk management
Financial assets	20	140
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	25	207
Trading securities | AAA | Credit risk
Risk management
Financial assets	800	317
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Financial assets	800	317
Trading securities | AA+ to AA- | Credit risk
Risk management
Financial assets	806	941
Trading securities | AA+ to AA- | Credit risk | Due within 3 months
Risk management
Financial assets	143	176
Trading securities | AA+ to AA- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets		3
Trading securities | A+ to A- | Credit risk
Risk management
Financial assets	3,449	4,305
Trading securities | A+ to A- | Credit risk | Due within 3 months
Risk management
Financial assets	1,377	1,930
Trading securities | A+ to A- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	20	310
Trading securities | A+ to A- | Credit risk | Due between 1 and 3 years
Risk management
Financial assets	20	140
Trading securities | A+ to A- | Credit risk | Due between 3 and 5 years
Risk management
Financial assets	25	207
Trading securities | BBB+ to BBB- | Credit risk
Risk management
Financial assets	818	989
Trading securities | BBB+ to BBB- | Credit risk | Due within 3 months
Risk management
Financial assets	360	427
Trading securities | BBB+ to BBB- | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	13	189
Trading securities | BB+ to BB- | Credit risk
Risk management
Financial assets	8	6
Trading securities | B+ to B- | Credit risk
Risk management
Financial assets	22	42
Trading securities | B+ to B- | Credit risk | Due within 3 months
Risk management
Financial assets		18
Trading securities | Non-rated | Credit risk
Risk management
Financial assets	104	273
Trading securities | Non-rated | Credit risk | Due within 3 months
Risk management
Financial assets	3	10
Trading securities | Non-rated | Credit risk | Due between 3 and 12 months
Risk management
Financial assets	€ 1	€ 3